DEBT	12 Months Ended
Dec. 31, 2021
DEBT
NOTE 4 - DEBT

NOTE 4 – DEBT

On August 11, 2021, we completed the sale of 15% Original Issue Discount Senior Notes (“Bridge Notes”) in the aggregate principal amount of $4,456,176 to a group of institutional investors (the “Purchasers”). In connection with the sale of the Bridge Notes, holders of our shares of Series B Preferred Stock and Series C Preferred Stock exchanged such preferred stock for additional Bridge Notes in the aggregate principal amount of $690,000. The Bridge Notes were set to mature on February 11, 2022, subject to the requirement that we redeem the Bridge Notes prior to such date with the net proceeds of any future offering of our securities. The Notes did not bear interest other than upon an event of default, and were not convertible into the Company’s common stock. In addition, the Notes were subject to covenants, events of defaults and other terms and conditions customary in transactions of this nature. The Company amortized the on-issuance discount and financing fees totaling $758,426 to interest expense with respect to these notes. The notes were repaid in full on December 6, 2021 following the completion of the Company’s public offering (see Note 7).

The Company also issued to the purchasers of the Bridge Notes five-year warrants to purchase an aggregate of 363,046 shares of our common stock at an initial exercise price of $14.175 per share, subject to anti-dilution adjustments in the event of future sales of our equity below the then exercise price, stock dividends, stock splits and other specified events. These warrants were valued based on the Black-Scholes valuation model (see Note 5 for assumptions used), and then recorded as a discount to the Bridge Notes based on their relative fair value of approximately $1,846,000.

Roth Capital Partners (“Roth”), acted as sole placement agent for the offering. Pursuant to terms of an engagement letter with Roth, the Company paid Roth a placement agent fee in the amount $312,750. The Company also issued Roth a warrant to purchase 20,189 shares of common stock with the same terms as the warrants issued to the Purchasers. These warrants were valued based on the Black-Scholes valuation model (see Note 5 for assumptions used), and then recorded as an additional discount in the amount of approximately $252,000 to the Bridge Notes.

The full amount of the discount on the Bridge Notes, including that arising from on-issuance discounts, fees and issuance costs, and warrants totaling approximately $3,299,000 was amortized to interest expense during the year ended December 31, 2021 as the notes were repaid in full on December 6, 2021 as noted above.

During 2021, we also issued $498,800 in convertible notes to accredited investors with net proceeds of $435,040, which were repaid in full during 2021. The notes were to mature during February and July of 2022 and bore interest rate of 8%. The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices or the lowest trade price of the Company’s common stock during the previous 15 trading days preceding the conversion date. The Company amortized the discount due to derivative liabilities and on-issuance discount totaling $443,905 to interest expense with respect to these notes.

On May 28, 2021, Mr. Timothy Warbington, who is our CEO and Chairman; and Dr. Amit Patel, who was formerly a director of ours, advanced the Company $50,000 and $150,000 respectively. The two notes were repaid during the quarter ended September 30, 2021, did not have any conversion features, and bore interest at the rate of 5% per annum.

On June 21, 2021, we issued a $105,000, non-convertible note to an accredited investor with net proceeds of $100,000. The note was repaid during the quarter ended September 30, 2021, did not have any conversion features, and bore interest at the rate of 10% per annum.

During the year ended December 31, 2021, the Company issued an aggregate of 789,727 shares upon the conversion of $1,383,332 of outstanding principal, interest and fees on outstanding notes, and 37,870 shares upon the cashless exercise of 43,167 warrants.

As of December 31, 2021, the Company had no outstanding loans.

During 2020, we issued $831,140 in convertible notes to accredited investors with net proceeds of $710,920. The notes matured from February through December of 2021 and bore interest at a rate of 8%. The notes were convertible into shares of the Company’s common stock at conversion prices ranging from 60% to 71% of the average of the two lowest traded prices of the Company’s common stock during the previous 15 trading days preceding the conversion date, the lowest trade price during the previous 20 trading days, or the volume weighted average price over the prior 15 trading days. The Company amortized the on-issuance discounts of $828,710 to interest expense using the straight-line method over the original terms of the loans. During 2020, the Company amortized $979,959 to interest expense. As of December 31, 2020, a discount of $409,650 remained.

During 2020, we issued an aggregate of 1,363,463 shares upon the conversion of $1,366,705 of outstanding principal, interest and fees on existing, outstanding notes.